Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash		$ 8,874,902	$ 6,929,508
Short-term investments		17,113,103	9,768,835
Accounts receivable, net		3,856,529	3,283,266
Inventories		4,540,852	5,053,136
Prepaid expenses and other current assets		2,202,847	892,597
TOTAL CURRENT ASSETS		38,177,840	31,115,815
Operating lease right-of-use assets		263,331
Property, plant and equipment, net		1,464,107	1,480,796
Land use right, net		1,124,404	154,364
Deferred tax assets, net		130,441	152,475
TOTAL ASSETS		41,160,123	32,903,450
CURRENT LIABILITIES:
Short-term bank loans		9,681,150	4,113,000
Accounts payable		3,146,451	3,391,079
Accrued liabilities and other payables		527,822	318,500
Deferred revenue		546,988	710,099
Deferred revenue - related parties		131,521	119,120
Taxes payable		564,626	271,423
Operating lease liabilities, current		88,297
TOTAL CURRENT LIABILITIES		14,825,519	8,924,345
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current		179,691
Total non current liabilities		179,691
TOTAL LIABILITIES		15,005,210	8,924,345
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares155,947,100 shares were issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	[1]	7,827	7,797
Additional paid-in capital		6,749,144	6,437,179
Statutory reserves		2,277,430	2,010,890
Retained earnings		18,455,159	16,927,605
Accumulated other comprehensive loss		(1,245,394)	(1,404,366)
TOTAL SHAREHOLDERS’ EQUITY		26,244,166	23,979,105
Non-controlling interest		(89,253)
TOTAL EQUITY		26,154,913	23,979,105
TOTAL LIABILITIES AND EQUITY		41,160,123	32,903,450
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		1,524,570	947,949
Due from related parties		65,037	4,240,524
CURRENT LIABILITIES:
Due to related parties		$ 138,664	$ 1,124

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.